ACQUISITION RELATED COSTS	12 Months Ended
Dec. 31, 2010
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
7.	ACQUISITION RELATED COSTS

FASB ASC 805-10-25-23 replaced prior guidance and became effective January 1, 2009.  Acquisition-related costs are defined as costs the acquirer incurs to effect a business combination.  The acquirer shall account for acquisition-related costs as expenses in the periods in which the costs are incurred and the services received.  Pursuant to the Company's planned acquisition of HI, the Company incurred $279,050 in acquisition-related costs which were capitalized in 2008 pursuant to accounting guidance in effect at that time.

FASB ASC 805-10-25-23 applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning after December 15, 2008.  Accordingly, on January 1, 2009 the Company charged its previously capitalized acquisition costs to expense on that date.